                        THE PRUDENTIAL SERIES FUND, INC.
                         SUPPLEMENT DATED MAY 1, 2004 TO
                          PROSPECTUS DATED MAY 1, 2004


The indicated sections of the section entitled "Evaluating Performance" are hereby replaced with the following sections:

                             EVALUATING PERFORMANCE

EQUITY PORTFOLIO

     A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                    [CHART]

ANNUAL RETURNS* (CLASS I SHARES)

 1994       1995      1996      1997      1998       1999      2000      2001      2002      2003
2.78%      31.29%     18.52%    24.66%    9.34%     12.49%     3.28%     -11.18%   -22.34%   31.65%


                  BEST QUARTER                     WORST QUARTER
                  ------------                     -------------
        16.81% (2nd quarter of 2003)      -17.48% (3rd quarter of 2002)

     * THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/03)

                                                                                                      SINCE CLASS II
                                                                                                         INCEPTION
                                                          1 YEAR            5 YEARS       10 YEARS       (5/3/99)
                                                        ----------        ----------     ----------     ----------
Class I shares                                            31.65%             1.08%         8.68%             --
Class II shares                                           31.11%               --            --           -1.86%
S&P 500 Index**                                           28.67%            -0.57%        11.06%          -2.44%
Russell 1000(R) Index***                                  29.89%            -0.13%        11.00%          -1.87%
Lipper Variable Insurance Products (VIP) Large
   Cap Core Funds Average****                             26.43%            -1.22%         8.68%          -2.88%

----------
   * THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

  ** THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (S&P 500 INDEX)-- AN
     UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES -- GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. SOURCE: LIPPER, INC.

 *** THE RUSSELL 1000(R) INDEX CONSISTS OF THE 1000 LARGEST SECURITIES IN THE
     RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX CONSISTS OF THE 3000 LARGEST COMPANIES, AS DETERMINED BY MARKET CAPITALIZATION. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES.
     SOURCE: LIPPER, INC.

**** THE LIPPER AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND
     REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE CHARGES.

GLOBAL PORTFOLIO

     A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart and table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a market index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                    [CHART]

ANNUAL RETURNS* (CLASS I SHARES)

 1994       1995      1996      1997      1998       1999      2000      2001      2002      2003
-4.89%     15.88%     19.69%    6.98%     25.08%    48.27%     -17.68%   -17.64%   -25.14%   34.07%

                  BEST QUARTER                      WORST QUARTER
                  ------------                      -------------
        31.05% (4th quarter of 1999)       -21.45% (3rd quarter of 2001)

     * THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/03)

                                                                 1 YEAR         5 YEARS         10 YEARS
                                                                 ------         -------         --------
Class I shares                                                   34.07%          0.18%           5.94%
MSCI World Index**                                               33.11%         -0.77%           7.14%
Lipper Variable Insurance Products (VIP) Global Funds
   Average***                                                    33.65%          3.33%           7.50%

----------

   * THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

  ** THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI WORLD INDEX) IS
     A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. SOURCE: LIPPER, INC.

 *** THE LIPPER AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND
     REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE CHARGES.

JENNISON PORTFOLIO

     A number of factors -- including risk -- can affect how the Portfolio performs. The bar chart anD table below demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual returns compare with a stock index and a group of similar mutual funds. Past performance does not mean that the Portfolio will achieve similar results in the future.

                                    [CHART]

ANNUAL RETURNS* (CLASS I SHARES)

1996      1997      1998       1999      2000      2001      2002      2003
14.41%    0.3171    37.46%    41.76%    -17.38%   -18.25%   -30.95%   30.25%

                 BEST QUARTER                      WORST QUARTER
                 ------------                      -------------
        29.46% (4th quarter of 1998)     -19.83% (3rd quarter of 2001)

     * THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD HAVE BEEN LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

Average Annual Returns* (as of 12/31/03)

                                                                                           SINCE           SINCE
                                                                                          CLASS I         CLASS II
                                                                                         INCEPTION       INCEPTION
                                                        1 YEAR           5 YEARS          (4/25/95)       (2/10/00)
                                                      ----------        ----------       ----------      ----------
Class I shares                                          30.25%            -2.89%            9.76%               --
Class II shares                                         29.61%               --               --            -13.65%
S&P 500 Index**                                         28.67%            -0.57%           11.13%            -4.20%
Russell 1000(R) Growth Index***                         29.75%            -5.11%            8.94%           -12.00%
Lipper Variable Insurance Products (VIP) Large
   Cap Growth Funds Average****                         28.37%            -3.22%            8.35%           -10.81%

----------

   * THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

  ** THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (S&P 500 INDEX) -- AN
     UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES -- GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN. SOURCE: LIPPER, INC.

 *** THE RUSSELL 1000(R) GROWTH INDEX CONSISTS OF THOSE SECURITIES INCLUDED IN
     THE RUSSELL 1000 INDEX THAT HAVE A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN. SOURCE: LIPPER, INC.

**** THE LIPPER AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND
     REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD HAVE BEEN LOWER IF THEY INCLUDED THE EFFECT OF THESE CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN.